Power generation licenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Power generation licenses [abstract]
Beginning of the year	¥ 4,014,972	¥ 3,916,246
Movement:
Currency translation differences	134,496	98,726
End of the year	¥ 4,149,468	¥ 4,014,972